STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value, and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value, and is authorized to issue 10,000,000 preferred shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On June 7, 2024, the Company issued 35,000 Common Shares valued at $100,275 for investor awareness and marketing services. The fair value of the shares issued was based on the trading price of the Company’s Common Shares on the date of issuance, being $2.865 per Common Share.

During the six-month period ended June 30, 2024, the Company issued 363,625 Common Shares for total proceeds to the Company of $436,350 on exercise of the Warrants issued as part of the Offering, which the Company closed in its fiscal 2023 year. Of this amount, $18,000 was received during the year ended December 31, 2023, and was recorded as obligation to issue shares. The Company paid $2,686 in share issuance costs associated with exercise of these Warrants.

Subsequent to June 30, 2024, the Company issued further 5,750 Common Shares for total proceeds to the Company of $6,900 which were received prior to June 30, 2024, and therefore recorded as obligation to issue shares. As at June 30, 2024, the Company had received an additional $3,600 on exercise of Warrants, which were recorded as obligation to issue shares. These shares remain unissued as at the date of the filing of these condensed consolidated financial statements.

Warrants

The changes in the number of warrants outstanding for the six-month period ended June 30, 2024, and for the year ended December 31, 2023, are as follows:

	Six months ended June 30, 2024		Year ended December 31, 2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price

Warrants outstanding, beginning	12,349,912	$1.20	-	$	n/a
Warrants issued - offering	-	$ n/a	12,499,343		$1.20
Warrants issued - agent	-	$ n/a	124,994		$1.20
Warrants exercised	(363,625)	$1.20	(274,425)		$1.20
Warrants outstanding, ending	11,986,287	$1.20	12,349,912		$1.20

Details of warrants outstanding as at June 30, 2024, are as follows:

Number of warrants exercisable		Expiry date	Exercise price
402,239		July 27, 2025	$1.20
2,763,574		August 28, 2025	$1.20
2,054,097		September 23, 2025	$1.20
55,373	(1)	September 23, 2028	$1.20
4,697,267		October 18, 2025	$1.20
1,944,116		November 3, 2025	$1.20
69,621	(1)	November 3, 2028	$1.20
11,986,287

(1)	Agent warrants

At June 30, 2024, the weighted average life of the warrants was 1.29 years.

Share-based compensation

During the three- and six-month periods ended June 30, 2024 and 2023, the Company recognized share-based compensation as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Directors and CEO	$245,767	$246,440	$491,534	$490,173
Officer – VP of Operations	175,000	175,000	350,000	233,333
Consultants	116,667	116,667	233,334	155,556
	$537,434	$538,107	$1,074,868	$879,062

Directors:

On December 30, 2021, the Company distributed a total of 6,005,000 shares of common stock to the Company’s directors (the “Director Shares”). The Director Shares are subject to the terms and conditions included in 3-year lock-up and vesting agreements (the “Lock-up Agreements”), which contemplate that the Director Shares will vest in equal annual installments over a 3-year term during which term the shareholders agreed not to sell, directly or indirectly, or enter into any other transactions involving the Company’s common shares regardless if the shares have vested or not.

The fair value of the shares was determined to be approximately $2,965,413 or $0.4938 per share based on the trading price of the Company’s common stock on the issue date adjusted for the restrictions under the Lock-up Agreements. The shares vest over a three-year time period.

As stated above, the Company distributed all of the awarded shares prior to vesting. As at June 30, 2024, 4,003,333 shares have vested and 2,001,667 shares will vest on December 31, 2024. As of June 30, 2024, unvested compensation related to the Director Shares of $496,936 will be recognized over the next six months.

Officer – VP of Operations:

On February 24, 2023, the Company entered into a consulting agreement with the Company’s newly appointed Vice President of Operations (the “VP Agreement”). The Company agreed to issue 2,000,000 shares of its common stock for the services. The shares vest ratably over a two-year period, beginning March 1, 2023, and vested shares are distributed quarterly. The fair value of the shares was $1,400,000 or $0.70 per share based on the trading price of the Company’s common stock on the date the service period began. As at June 30, 2024, the Company had distributed a total of 1,083,333 shares under the VP Agreement and had recorded an obligation to issue further 250,000 Common Shares, which were issued on July 1, 2024.

Unvested compensation related to the shares to be issued under the VP Agreement of $466,667 will be recognized over the next eight months.

Consultants:

On February 24, 2023, the Company entered into two separate consulting agreements with consultants (the “Consulting Agreements”) in exchange for a total of 2,000,000 shares of its common stock. All shares vest ratably over a three-year period, beginning March 1, 2023, and vested shares are distributed quarterly . The fair value of the shares was $1,400,000 or $0.70 per share based on the trading price of the Company’s common stock on the date the service period began. As at June 30, 2024, the Company had distributed a total of 722,223 shares under the Consulting Agreements and had recorded an obligation to issue further 166,667 Common Shares, which were issued on July 1, 2024.

Unvested compensation related to the Shares to be issued under the Consulting Agreements of $777,778 will be recognized over the next 1.67 years.

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value, and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value, and is authorized to issue 10,000,000 preferred shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

Equity transactions during the year ended December 31, 2023

Units issued under offering statement on Form 1-A

During the year ended December 31, 2023, the Company issued a total of 12,499,343 units of its common stock pursuant to its offering statement on Form 1-A (the “Offering”). Each unit is comprised of one common share, and one common share purchase warrant to purchase one additional common share at an exercise price of $1.20 per Warrant Share, expiring 24 months from the issuance date.

The Units were issued in five separate tranches as follows:

Effective date	Number of units issued	Gross proceeds	Share issuance costs – cash	Share issuance costs – agent warrants	Net proceeds
July 27, 2023	432,914	$346,331	$26,178	$3,404	$320,153
August 28, 2023	2,886,124	2,308,899	86,960	22,694	2,221,939
September 23, 2023	2,218,222	1,774,578	69,098	17,442	1,705,480
October 18, 2023	4,958,717	3,966,974	134,270	38,936	3,832,704
November 3, 2023	2,003,366	1,602,693	84,955	15,730	1,517,738
Total	12,499,343	$9,999,475	$401,461	$98,206	$9,598,014

The Company incurred a total of $499,667 in share issuance costs of which $98,206 were associated with issuance of 124,994 agent warrants (the “Agent Warrants”). The Agent Warrants are exercisable at $1.20 and expire 5 years from the issuance date. The fair value of the Agent Warrants was determined using Black-Scholes Option Pricing Model with the following assumptions: expected life of 5 years, risk-free interest rate between 4.49% and 4.57%, expected dividend yield - $Nil, and expected share price volatility between 214% and 216%.

During the year ended December 31, 2023, the Company issued 274,425 Common Shares for total proceeds to the Company of $329,310 on exercise of the Warrants issued as part of the Offering. The Company paid $2,500 in share issuance costs associated with exercise of these Warrants.

Subsequent to December 31, 2023, the Company issued 81,950 Common Shares for total proceeds to the Company of $98,340 on exercise of the Warrants issued as part of the Offering. Of this amount, $18,000 were received during the year ended December 31, 2023, and were recorded as obligation to issue shares.

Equity transactions during the year ended December 31, 2022

On October 31, 2022, the Company received notices from its convertible note holders requesting to convert a total of $897,113 into 2,392,301 shares of its common stock at $0.375 per share. These shares were issued on November 7, 2022 (Note 7).

Warrants

The changes in the number of warrants outstanding for the years ended December 31, 2023 and 2022, are as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	-	$	n/a	-	$	n/a
Warrants issued - offering	12,499,343		$1.20	-	$	n/a
Warrants issued - agent	124,994		$1.20	-	$	n/a
Warrants exercised	(274,425)		$1.20	-	$	n/a
Warrants outstanding, ending	12,349,912		$1.20	-	$	n/a

Details of warrants outstanding as at December 31, 2023, are as follows:

Number of warrants exercisable		Expiry date	Exercise price
415,364		July 27, 2025	$1.20
2,842,124		August 28, 2025	$1.20
2,180,722		September 23, 2025	$1.20
55,373	(1)	September 23, 2028	$1.20
4,811,342		October 18, 2025	$1.20
1,975,366		November 3, 2025	$1.20
69,621	(1)	November 3, 2028	$1.20
12,349,912

(1)	Agent warrants

At December 31, 2023, the weighted average life of the warrants was 1.79 years.

Share-based compensation

During the year ended December 31, 2023 and 2022, the Company recognized share-based compensation as follows:

	Year ended December 31,
	2023	2022
Directors and CEO	$988,471	$988,471
Officer – VP of Operations	583,333	-
Consultants	388,890	-
	$1,960,694	$988,471

Directors:

On December 30, 2021, the Company distributed a total of 6,005,000 shares of common stock to the Company’s directors (the “Director Shares”). The Director Shares are subject to the terms and conditions included in 3-year lock-up and vesting agreements (the “Lock-up Agreements”), which contemplate that the Director Shares will vest in equal annual installments over a 3-year term during which term the shareholders agreed not to sell, directly or indirectly, or enter into any other transactions involving the Company’s common shares regardless if the shares have vested or not.

The fair value of the shares was determined to be approximately $2,965,413 or $0.4938 per share based on the trading price of the Company’s common stock on the issue date adjusted for the restrictions under the Lock-up Agreements. The shares vest over a three-year time period.

As stated above, the Company distributed all of the awarded shares prior to vesting. As at December 31, 2023, 4,003,333 shares have vested and 2,001,667 shares are unvested. As of December 31, 2023, unvested compensation related to the Director Shares of $988,471 will be recognized over the next 12 months.

Officer – VP of Operations:

On February 24, 2023, the Company entered into a consulting agreement with the Company’s newly appointed Vice President of Operations (the “VP Agreement”). The Company agreed to issue 2,000,000 shares of its common stock for the services. The shares vest ratably over a two-year period, beginning March 1, 2023, and vested shares are distributed quarterly. The fair value of the shares was $1,400,000 or $0.70 per share based on the trading price of the Company’s common stock on the date the service period began. As at December 31, 2023, the Company had distributed a total of 833,333 shares under the VP Agreement.

Unvested compensation related to the shares to be issued under the VP Agreement of $816,667 will be recognized over the next 1.16 years.

Consultants:

On February 24, 2023, the Company entered into two separate consulting agreements with consultants (the “Consulting Agreements”) in exchange for a total of 2,000,000 shares of its common stock. All shares vest ratably over a three-year period, beginning March 1, 2023, and vested shares are distributed quarterly . The fair value of the shares was $1,400,000 or $0.70 per share based on the trading price of the Company’s common stock on the date the service period began. As at December 31, 2023, the Company had distributed a total of 555,556 shares under the Consulting Agreements.

Unvested compensation related to the Shares to be issued under the Consulting Agreements of $1,011,110 will be recognized over the next 2.16 years.